Investments in Joint Ventures (Details) - Schedule of financial position of the joint ventures - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Assets
Real estate properties, at fair value	$ 9,615.7	$ 7,980.2
Other assets	256.1	246.8
Total assets	9,871.8	8,227.0
Liabilities & Equity
Mortgage notes payable and other obligations, at fair value	2,487.5	2,750.0
Other liabilities	162.4	147.0
Total liabilities	2,649.9	2,897.0
Equity	7,221.9	5,330.0
Total liabilities and equity	$ 9,871.8	$ 8,227.0